Discontinued operations - Text details (Detail) - EUR (€)	1 Months Ended		4 Months Ended	11 Months Ended	12 Months Ended
	Nov. 30, 2017	Jun. 30, 2017	Apr. 30, 2017	Nov. 28, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Discontinued operations [Line items]
Profit (loss) from discontinued operations					€ 843,000,000	€ 660,000,000	€ 479,000,000
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations			€ 1,060,000,000
Reclassification adjustments on exchange differences on translation, before tax					191,000,000		(1,000,000)
Other non-current financial assets					587,000,000	335,000,000
Currency translation differences					393,000,000	1,234,000,000
Liabilities directly associated with assets held for sale					8,000,000	525,000,000
Impairment property, plant and equipment					(44,000,000)	(78,000,000)
Impairment of goodwill					9,000,000	1,000,000
Cash flows from (used in) financing activities, discontinued operations					(144,000,000)	1,226,000,000	(20,000,000)
Tax expense relating to profit (loss) from ordinary activities of discontinued operations					182,000,000	181,000,000	144,000,000
Cash flows from (used in) investing activities, discontinued operations					856,000,000	(112,000,000)	(203,000,000)
Current financial assets					2,000,000	101,000,000
Funai arbitration [Member]
Discontinued operations [Line items]
Cash flows from (used in) investing activities, discontinued operations						144,000,000
Discontinued operations [Member]
Discontinued operations [Line items]
Profit (loss) from discontinued operations					843,000,000	660,000,000	479,000,000
Discontinued operations [Member] | Deconsolidation Philips Lighting [Member]
Discontinued operations [Line items]
Cash flows from (used in) investing activities, discontinued operations				€ (175,000,000)
Discontinued operations [Member] | Property, plant and equipment [Member]
Discontinued operations [Line items]
Assets classified as held for sale					40,000,000
Discontinued operations [Member] | Net business impact [Member]
Discontinued operations [Line items]
Assets and liabilities directly associated with assets held for sale					44,000,000
Combined Lumileds and Automotive Lighting businesses [Member]
Discontinued operations [Line items]
Sale of stake		80.10%
Result on the sale of discontinued operations					(72,000,000)
Profit (loss) from discontinued operations					(29,000,000)	282,000,000	233,000,000
Income tax on the sale of discontinued operations					26,000,000
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations	€ 1,067,000,000	€ 1,067,000,000
Profit (loss) before tax, discontinued operations					76,000,000	335,000,000	299,000,000
Reclassification adjustments on exchange differences on translation, before tax		63,000,000
Other non-current financial assets		305,000,000
Valuation step up to measure retained interest at its fair value					13,000,000
Gain (loss) discontinued operations tax		26,000,000			(72,000,000)
Assets and liabilities directly associated with assets held for sale		€ 1,533,000,000
Tax expense relating to profit (loss) from ordinary activities of discontinued operations					(25,000,000)	€ (53,000,000)	(66,000,000)
Operational result					159,000,000
Combined Lumileds and Automotive Lighting businesses [Member] | US Tax Cuts and Jobs Act [Member]
Discontinued operations [Line items]
Tax expense relating to profit (loss) from ordinary activities of discontinued operations					€ (107,000,000)
Philips Lighting [Member]
Discontinued operations [Line items]
Proportion of ownership in company					29.01%	71.23%
Result on the sale of discontinued operations				599,000,000
Profit (loss) from discontinued operations					€ 896,000,000	€ 244,000,000	247,000,000
Income tax on the sale of discontinued operations	€ 61,000,000				(61,000,000)
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations				545,000,000
Profit (loss) before tax, discontinued operations					977,000,000	368,000,000	324,000,000
Derecognition non-controlling interest				1,481,000,000
Reclassification adjustments on exchange differences on translation, before tax				282,000,000
Non-current assets or disposal groups classified as held for sale				1,368,000,000
Valuation step up to measure retained interest at its fair value				638,000,000
Valuation loss related to retained earnings					104,000,000
Assets classified as held for sale				2,513,000,000
Net cash and cash equivalents of disposed asset held for sale				720,000,000
Cash flows from (used in) financing activities, discontinued operations						(1,200,000,000)
Tax expense relating to profit (loss) from ordinary activities of discontinued operations					150,000,000	124,000,000	77,000,000
Share price				€ 32.975	30.60
Philips Lighting [Member] | Retained earnings [Member]
Discontinued operations [Line items]
Non-current assets or disposal groups classified as held for sale					1,264,000,000
Other operations [Member]
Discontinued operations [Line items]
Profit (loss) from discontinued operations					€ (24,000,000)	134,000,000	€ (1,000,000)
Other operations [Member] | Audio, video, media and accessories business Funai contract breach [Member]
Discontinued operations [Line items]
Profit (loss) from discontinued operations						€ 144,000,000